Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 154	$ (353)	$ (2,231)	$ (2,461)
Change in unrealized gain on securities:
Unrealized gain arising during the period	308	394	21
Reclassification adjustment for realized gains	(26)	(142)	(195)
Net change in unrealized gain	282	252	(174)
Deferred income tax benefit on above change	(106)	(95)	66
Total other comprehensive income	176	157	(108)
Comprehensive income (loss)	$ 330	$ (196)	$ (2,339)	$ (2,461)